Earnings (loss) per share (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2024	Aug. 31, 2023
Earnings (loss) per share [Abstract]
Net loss available for ordinary shareholders (A) (in Dollars)	$ (5,262)	$ (412,861)	$ (5,262)	$ (412,861)
- continuing operations (in Dollars)	$ (5,262)	$ 2,016	(5,262)	2,016
- discontinued operations (in Dollars)				$ (414,877)
Weighted average outstanding ordinary shares (B)
- basic (in Shares)			196,795	71,796
- diluted (in Shares)			319,826	93,645
Earnings (loss) per ordinary share - basic (A/B)			$ (0.03)	$ (5.75)
- Continuing operations	$ (0.03)	$ 0.03	(0.03)	0.03
- Discontinued operations		(5.78)		(5.78)
Earnings (loss) per ordinary share - diluted (A/B)			(0.03)	(5.75)
- Continuing operations	(0.03)	0.03	(0.03)	0.03
- Discontinued operations		$ (5.78)		$ (5.78)